Shareholder Report, Holdings (Details)_11	Jun. 30, 2024
Class 1 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class 1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Class 1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Class 1 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class 1 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Class 1 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class 1 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class 1 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class 1 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class 1 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class 2 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class 2 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Class 2 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Class 2 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class 2 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Class 2 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class 2 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class 2 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class 2 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class 2 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Class 4 | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
Class 4 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Class 4 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Class 4 | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class 4 | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Class 4 | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class 4 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class 4 | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class 4 | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class 4 | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class 4 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%